Stock Option Plans	9 Months Ended
Sep. 30, 2013
Stock Option Plans
Stock Option Plans

10. Stock Option Plans

  2006 Stock Plan

        On October 5, 2006, the Company adopted the 2006 Stock Plan (2006 Plan). The 2006 Plan provides for the issuance of incentive stock options, non-statutory stock options, restricted stock awards and RSUs. Non-statutory stock options, restricted stock awards and RSUs may be granted to employees, outside directors and consultants, but only employees may be granted incentive stock options. The exercise price per share of all options granted under the 2006 Plan must equal at least 100% of the fair market value per share of the Company's common stock on the date of grant as determined by the Board of Directors. If, at the time the Company grants an incentive stock option, the optionee directly or by attribution owns stock possessing more than 10% of the total combined voting power of all classes of outstanding stock of the Company, the exercise price per share must be at least 110% of the fair market value per share of the Company's common stock on the date of grant and shall not be exercisable for more than five years after the date of grant. Except as noted above, options expire no more than 10 years after the date of grant, or earlier if services are terminated.

        The 2006 Plan was most recently amended in May 2013. The 2006 Plan was terminated in connection with the IPO, and accordingly, no shares are available for issuance under this plan. The 2006 Plan will continue to govern outstanding awards granted thereunder. The 2006 Plan provided for the grant of incentive stock options and nonqualified stock options. As of September 30, 2013, options to purchase 7,340,914 shares of common stock and 167,572 restricted stock units remained outstanding under the 2006 Plan. (unaudited)

  2013 Equity Incentive Plan (unaudited)

        The Board adopted, and the Company's stockholders approved, the 2013 Equity Incentive Plan (2013 Plan, and together with the 2006 Plan, the Plans). The 2013 Plan was effective one business day prior to the effective date of the IPO. The 2013 Plan provides for the grant of incentive stock options, to the Company's employees and any parent and subsidiary corporations' employees, and for the grant of nonstatutory stock options, restricted stock, restricted stock units, stock appreciation rights, performance units and performance shares to the Company's employees, directors and consultants and the Company's subsidiary corporations' employees and consultants. In addition, the shares reserved for issuance under the 2013 Plan also include (a) those shares reserved but unissued under the 2006 Plan, and (b) shares returned to the 2006 Plan as the result of expiration or termination of awards (provided that the maximum number of shares that may be added to the 2013 Plan pursuant to (a) and (b) is 9,119,341 shares). The number of shares available for issuance under the 2013 Plan will also include an annual increase on the first day of each fiscal year beginning in 2014, equal to the least of:

  •
  3,250,000 shares;

  •
  5% of the outstanding shares of common stock as of the last day of the Company's immediately preceding fiscal year; or

  •
  such other amount as the Company's Board of Directors may determine.

        If an award expires or becomes unexercisable without having been exercised in full, is surrendered pursuant to an exchange program, or, with respect to restricted stock, restricted stock units, performance units or performance shares, is forfeited to or repurchased due to failure to vest, the unpurchased shares (or for awards other than stock options or stock appreciation rights, the forfeited or repurchased shares) will become available for future grant or sale under the 2013 Plan. With respect to stock appreciation rights, the net shares issued will cease to be available under the 2013 Plan and all remaining shares will remain available for future grant or sale under the 2013 Plan. Shares used to pay the exercise price of an award or satisfy the tax withholding obligations related to an award will become available for future grant or sale under the 2013 Plan. To the extent an award is paid out in cash rather than shares, such cash payment will not result in reducing the number of shares available for issuance under the 2013 Plan.

  Summary of Stock Option Activity

        A summary of the Company's stock option activity and related information for 2010, 2011, 2012 and for the nine months ended September 30, 2013, is as follows:

	OPTIONS OUTSTANDING
	Shares Available for Grant	Number of Stock Options Outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (in thousands)
Balance as of December 31, 2009	1,167,968	1,399,037	$0.41	5.48	$462
Additional shares authorized	2,574,053	—	—
Granted	(1,673,404)	1,673,404	1.47
Exercised	—	(346,722)	0.55
Repurchased	95,000	—	0.74
Cancelled/forfeited	374,742	(374,742)	0.75

Balance as of December 31, 2010	2,538,359	2,350,977	1.09	5.71	$3,042
Additional shares authorized	1,762,323	—	—
Granted	(3,167,658)	3,167,658	2.47
Exercised	—	(295,840)	1.57
Repurchased	8,437	—	0.22
Cancelled/forfeited	635,451	(635,451)	1.71

Balance as of December 31, 2011	1,776,912	4,587,344	1.92	6.30	$10,629
Additional shares authorized	1,875,000
Granted	(3,364,447)	3,364,447	4.53
Assumed grants	(89,405)	89,405	5.46
Exercised	—	(432,850)	2.12
Repurchased	31,646	—	2.10
RSUs granted, net of cancellations/forfeitures	(328,466)	—
Cancelled/forfeited	1,026,865	(1,026,865)	2.44

Balance as of December 31, 2012	928,105	6,581,481	3.21	8.08	$11,431
Additional shares authorized	4,502,130
Granted	(2,118,049)	2,118,049	8.26
Exercised	—	(920,816)	2.69
Repurchased	16,697	—	8.66
RSUs granted, net of cancellations/forfeitures	(261,787)	—
Cancelled/forfeited	419,053	(419,053)	4.29

Balance as of September 30, 2013 (unaudited)	3,486,149	7,359,661	4.67	7.90	$200,285

Exercisable as of December 31, 2011		4,096,373	1.92	8.80	$9,485

Vested and expected to vest as of December 31, 2011		3,813,963	1.85	6.28	$9,097

Exercisable as of December 31, 2012		6,108,872	3.16	8.04	$10,886

Vested and expected to vest as of December 31, 2012		5,910,677	3.12	7.97	$10,825

Exercisable as of September 30, 2013 (unaudited)		7,117,037	4.65	7.21	$193,780

Vested and expected to vest as of September 30, 2013 (unaudited)		7,175,253	$4.67	7.88	$195,215

        During 2011 and 2012, the Board of Directors increased the number of shares of common stock reserved for issuance under the 2006 Plan by 3,637,323 shares to a total of 9,434,548 shares. During the nine months ended September 30, 2013 (unaudited), the Board of Directors increased the number of shares of common stock reserved for issuance under the Plans by a further 4,502,130 shares to a total of 13,936,678 shares. At December 31, 2011, 2012 and September 30, 2013 (unaudited), there were 1,776,912, 928,105 and 3,486,149 shares, respectively, available for grant under the Plans.

        Option awards generally vest over a four year period, with 25% vesting after one year from date of grant and monthly thereafter. Stock options granted under our 2006 Plan provided employee option holders with an early exercise provision, where in the event of termination any unvested shares purchased are subject to repurchase by the Company at the original purchase price. This right of repurchase lapses as the option vests. The options exercisable as of December 31, 2011, 2012 and September 30, 2013 include options that are exercisable prior to vesting.

        The weighted average grant date fair value of options granted during the years ended December 31, 2010, 2011, 2012 and the nine months ended September 30, 2012 (unaudited) and 2013 (unaudited) was $0.86, $1.77, $2.69, $2.67 and $4.44, respectively. Aggregate intrinsic value represents the difference between the estimated fair value of the underlying common stock and the exercise price of outstanding, in-the-money options. The total intrinsic value of options exercised was $99,000, $567,000, $948,000 and $13,568,000 for the years ended December 31, 2010, 2011, 2012 and the nine months ended September 30, 2013 (unaudited), respectively. The total estimated grant date fair value of options vested during the years ended December 31, 2010, 2011, 2012 and the nine months ended September 30, 2013 (unaudited) was $191,000, $740,000, $3,122,000 and $3,332,000, respectively.

        Additional information regarding options outstanding as of December 31, 2012 is as follows:

Range of Exercise Prices	Shares Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Shares Exercisable	Weighted Average Exercise Price
$0.12 - $0.74	555,600	$0.38	5.80	555,600	$0.38
1.50 - 1.50	733,619	1.50	7.36	632,074	1.50
2.38 - 2.38	1,678,864	2.38	6.71	1,677,251	2.38
2.74 - 2.88	369,760	2.78	8.36	369,760	2.78
4.24 - 4.24	810,749	4.24	9.12	648,915	4.24
4.56 - 4.56	1,468,949	4.56	9.33	1,261,332	4.56
4.74 - 4.74	744,250	4.74	9.59	744,250	4.74
4.90 - 4.94	153,754	4.94	9.48	153,754	4.94
5.44 - 5.44	63,456	5.44	7.76	63,456	5.44
9.24 - 9.24	2,480	9.24	6.65	2,480	9.24

0.12 - 9.24	6,581,481	3.21	8.08	6,108,872	3.16

        Additional information regarding options outstanding as of September 30, 2013 (unaudited) is as follows:

Range of Exercise Prices	Shares Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Shares Exercisable	Weighted Average Exercise Price
$0.12 - $1.50	970,074	$1.11	6.30	935,195	$1.09
2.38 - 2.38	1,334,867	2.38	5.96	1,334,867	2.38
2.74 - 4.24	896,001	3.74	7.50	848,833	3.72
4.56 - 4.56	1,355,825	4.56	8.59	1,213,995	4.56
4.74 - 4.94	737,481	4.77	8.58	737,481	4.77
5.44 - 5.44	23,094	5.44	7.38	23,094	5.44
7.42 - 7.42	1,680,499	7.42	9.36	1,680,499	7.42
9.24 - 9.24	2,480	9.24	5.91	2,480	9.24
12.00 - 12.00	340,593	12.00	9.58	340,593	12.00
17.66 - 17.66	18,747	17.66	9.71	—	—

0.12 - 17.66	7,359,661	4.67	7.90	7,117,037	4.65

  Determining Fair Value of Stock Options

        The Company uses the Black-Scholes pricing model to determine the fair value of stock options. The fair value of each option grant is estimated on the date of the grant. The fair value of the common stock underlying the stock options has historically been determined by the Company's board of directors. Because there has been no public market for the Company's common stock, the board of directors has determined the fair value of the common stock at the time of the option grant by considering a number of objective and subjective factors including valuations of comparable companies, sales of convertible preferred stock to unrelated third parties, operating and financial performance, lack of liquidity of capital stock and general and industry-specific economic outlook, amongst other factors. The fair value of the underlying common stock shall be determined by the board of directors until such time that the Company's common stock is listed on an established stock exchange or national market system. The fair value of options granted is estimated on the date of grant using the Black-Scholes pricing model and the following assumptions for the periods presented:

	Year Ended December 31,			Nine Months Ended September 30,
	2010	2011	2012	2012	2013
				(unaudited)
Expected term (in years)	6	6	6	6	6
Risk-free interest rate	2.18%	2.14%	1.02%	0.80% - 1.09%	0.86% - 1.375%
Expected volatility	66%	84%	65%	63% - 70%	57% - 58%
Expected dividend rate	0%	0%	0%	0%	0%

        The assumptions are based on the following for each of the years presented.

        Valuation Method—The Company estimates the fair value of its stock options using the Black-Scholes option-pricing model.

        Expected Term—The Company estimates the expected term consistent with the simplified method identified by the Securities and Exchange Commission (SEC). The Company elected to use the simplified method because of its limited history of stock option exercise activity and its stock options meet the criteria of the "plain-vanilla" options as defined by the SEC. The simplified method calculates the expected term as the average of the vesting and contractual terms of the award.

        Volatility—Since the Company has limited trading history by which to determine the volatility of its own common stock price, the expected volatility being used is derived from the historical stock volatilities of a representative industry peer group of comparable publicly listed companies over a period approximately equal to the expected term of the options.

        Risk Free Interest Rate—The risk free interest rate is based on U.S. Treasury zero coupon issues with remaining terms similar to the expected term on the options.

        Expected Dividend—The Company has never declared or paid any cash dividends and does not plan to pay cash dividends in the foreseeable future, and, therefore, used an expected dividend yield of zero in the valuation model.

        Forfeiture—The Company estimates forfeitures at the time of grant and revises those estimates in subsequent periods if actual forfeitures differ from those estimates. The Company uses historical data to estimate pre-vesting forfeitures and records stock-based compensation expense only for those awards that are expected to vest. All stock-based payment awards are amortized on a straight-line basis over the requisite service periods of the awards, which are generally the vesting periods. If the Company's actual forfeiture rate is materially different from its estimate, the stock-based compensation expense could be significantly different from what the Company has recorded in the current period.

  Restricted Stock Units

        During 2012 and the first nine months of 2013, the Company granted RSUs to certain employees. RSUs are subject to a time-based vesting condition and some are also subject to a performance-based vesting condition, both of which must be satisfied before the RSUs are vested and settled for shares of common stock. The time-based vesting condition generally ranges from 2 to 4 years, and the performance-based vesting condition is satisfied upon the occurrence of a sale event or the completion of the Company's IPO. Stock-based compensation expense associated with the performance-based RSUs is recognized if the performance-based vesting condition is considered probable of achievement. Recognition of compensation expense for these performance-based RSUs commenced during the second quarter of 2013 upon the IPO of the Company, which satisfied the performance condition. For the nine months ended September 30, 2013, the Company recognized approximately $1.2 million (unaudited) in stock based compensation associated with these RSUs. RSUs granted subsequent to the IPO are subject to a time-based vesting condition of 4 years.

        There was no RSU activity in 2010 or 2011. A summary of the Company's RSU activity and related information for 2012 and for the nine months ended September 30, 2013 is as follows:

	Number of RSUs	Weighted Average Grant Date Fair Value	Aggregate Intrinsic Value (in thousands)
Balance as of December 31, 2011	—	$—	$—
Additional shares authorized	—	—	—
RSUs Granted	341,466	4.58	—
RSUs Vested	—	—	—
RSUs Repurchased	—	—	—
RSUs Cancelled/Forfeited	(13,000)	4.56

Balance as of December 31, 2012	328,466	4.58	2,437
RSUs Granted	276,225	25.88	—
RSUs Vested	(167,359)	16.50	—
RSUs Repurchased	—	—	—
RSUs Cancelled/Forfeited	(14,438)	5.01	—

Balance as of September 30, 2013 (unaudited)	422,894	18.48	$13,482

  Employee Stock Purchase Plan (unaudited)

        The Board adopted, and the Company's stockholders approved, a 2013 Employee Stock Purchase Plan (ESPP). The ESPP became effective on May 1, 2013. The ESPP provides for annual increases in the number of shares available for issuance under the ESPP on the first day of each fiscal year beginning in fiscal 2014, equal to the lesser of:

  •
  1% of the outstanding shares of our common stock on the first day of such fiscal year;

  •
  650,000 shares; or

  •
  such other amount as may be determined the Company's Board of Directors

        The ESPP allows eligible employees to purchase shares of our common stock at a discount through payroll deductions of up to 15% of their eligible compensation, at not less than 85% of the fair market value, as defined in the ESPP, subject to any plan limitations. A participant may purchase a maximum of 1,250 shares during an offering period. The offering period generally start on the first trading day on or after February 15th and August 15th of each year, except that the first offering period commenced on the first trading day following the effective date of the Company's registration statement. At September 30, 2013, 738,032 shares were available for issuance under the ESPP.

  Determining Fair Value of Employee Stock Plan Purchase Rights

        The assumptions used to value employee stock purchase rights under the Black-Scholes model during the nine months ended September 30, 2013 (unaudited) were as follows:

Expected term (in months)	9
Risk-free interest rate	0.11%
Expected volatility	42%
Expected dividend rate	0%

  Stock Compensation Expense

        Stock-based compensation expense included in operating results amounted to approximately $319,000, $1,309,000, $2,972,000, $2,160,000 and $5,640,000 for the years ended December 31, 2010, 2011, 2012 and the nine months ended September 30, 2012 (unaudited) and 2013 (unaudited), respectively.

        As of December 31, 2012 and September 30, 2013, total unrecognized compensation cost, adjusted for estimated forfeitures, was as follows:

	December 31, 2012		September 30, 2013
	Unrecognized Expense	Average Expected Recognition Period	Unrecognized Expense	Average Expected Recognition Period
	(in thousands)	(in years)	(in thousands)	(in years)
			(unaudited)
Stock options	$7,880	2.93	11,417	2.69
Restricted stock units	1,505	(a)	5,366	2.67
Employee Stock Purchase Plan	—	—	574	0.39

Total unrecognized stock-based compensation expense	$9,385		$17,357

(a)
The Company will record an expense for the vested portion of the RSUs upon completion of a sale event or an IPO.